Segment information - Assets and Liabilities Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[2]
ASSETS
Deferred income tax assets	$ 19,821	$ 13,664	[1]
Trade and other receivables	197,928	172,331
Cash and cash equivalents	336,282	290,276	[1],[2]	$ 273,635	[2]	$ 269,195
TOTAL ASSETS	2,482,236	2,521,307	[1]
LIABILITIES
Trade and other payables	126,605	110,486
Deferred income tax liabilities	182,377	165,508	[1]
Payroll and social liabilities	24,408	26,417
Provisions for other liabilities	4,359	3,172		$ 3,625
Current income tax liabilities	7,037	9,086
TOTAL LIABILITIES	1,518,512	1,492,424	[1]
Elimination of intersegment amounts
ASSETS
Total reportable assets as per segment information	1,912,801	2,028,814
Intangible assets (excluding goodwill)	12,448	13,659
Deferred income tax assets	19,821	13,664
Trade and other receivables	197,928	172,331
Other assets	854	1,128
Derivative financial instruments	2,102	1,435
Cash and cash equivalents	336,282	290,276
LIABILITIES
Total reportable liabilities as per segment information	1,166,862	1,184,664
Trade and other payables	126,605	110,486
Deferred income tax liabilities	182,377	165,508
Payroll and social liabilities	24,408	26,417
Provisions for other liabilities	4,359	3,172
Current income tax liabilities	760	754
Derivative financial instruments	$ 13,141	$ 1,423

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1